Related Parties (Schedule of Transactions with Related Parties) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
Revenues	₪ 12	₪ 13	₪ 17
Expenses:
Cost of revenues and other	₪ 13	₪ 16	₪ 16